INTANGIBLE ASSETS - NET	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

4. INTANGIBLE ASSETS — NET

Intangible assets-net as of June 30, 2015 and December 31, 2014 consist of following:

	June 30, 2015	December 31, 2014
Contracts and relationships acquired	$11,224,346	$11,164,988
Non-compete agreements	1,206,272	1,206,272
Other intangible assets	326,355	309,486
Total intangible assets	12,756,973	12,680,746
Less: Accumulated amortization	(6,467,297)	(4,302,909)
Intangible assets – net	$6,289,676	$8,377,837
Amortization expense was $2,163,324 and $434,638 for the six months ended June 30, 2015 and 2014, respectively, and $1,096,576 and $215,704 for the three months ended June 30, 2015 and 2014, respectively. The weighted-average amortization period is three years. Beginning in the second quarter of 2015, the Company changed to an accelerated method of amortization for the contracts and relationship intangible acquired in the CastleRock acquisition to better reflect the fair-value of such contracts and relationships after the settlement with CastleRock. In connection with such settlement, the prohibition against one former employee of CastleRock, and his new employer, against soliciting or creating business relationships with former customers of CastleRock expired June 17, 2015. This change in estimate resulted in $128,000 of additional amortization for the three months ended June 30, 2015. The effect of this change will not have a material effect on future quarters.
During June 2015, the Company entered into a revenue sharing agreement with a medical billing company and purchased its customer relationships for an initial payment of $59,358 which has been included in contracts and relationships acquired and will be amortized over the expected term of 36 months. Under the revenue sharing agreement, the Company is required to pay 30% of collected revenue for a period of 36 months. This obligation will be expensed as incurred.
As of June 30, 2015, future amortization expense scheduled to be expensed is as follows:

Years ending December 31
2015 (six months)	$1,797,775
2016	3,039,545
2017	1,442,485
2018	9,871
Total	$6,289,676

5. INTANGIBLE ASSETS — NET

Below is a summary of intangible asset activity for the years ended December 31, 2014 and 2013:

	Customer Relationships	Non-Compete Agreements	Other Intangible Assets	Total
COST
Balance, January 1, 2014	$2,939,988	$281,272	$85,588	$3,306,848
Acquired backlog from acquisitions	—	—	148,408	148,408
Purchase of other intangible assets	—	—	75,490	75,490
Acquisition of Acquired Businesses	8,225,000	925,000	—	9,150,000
Balance, December 31, 2014	$11,164,988	$1,206,272	$309,486	$12,680,746
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2014	$1,626,776	$65,723	$79,569	$1,772,068
Amortization expense	2,127,468	247,924	155,449	2,530,841
Balance, December 31, 2014	3,754,244	313,647	235,018	4,302,909
Net book value	$7,410,744	$892,625	$74,468	$8,377,837
COST
Balance, January 1, 2013	$2,035,988	$29,272	$76,693	$2,141,953
Purchase of other intangible assets	—	—	8,895	8,895
Acquisition of Metro Medical	904,000	252,000	—	1,156,000
Balance, December 31, 2013	$2,939,988	$281,272	$85,588	$3,306,848
Useful lives	3 Years	3 Years	3 Years
ACCUMULATED AMORTIZATION
Balance, January 1, 2013	$979,731	$6,966	$70,271	$1,056,968
Amortization expense	647,045	58,757	9,298	715,100
Balance, December 31, 2013	1,626,776	65,723	79,569	1,772,068
Net book value	$1,313,212	$215,549	$6,019	$1,534,780
Amortization expense was $2,530,841 and $715,100 for the years ended December 31, 2014 and 2013, respectively. The weighted-average amortization period is three years.
As of December 31, 2014, future amortization expense scheduled to be expensed is as follows:

Years Ending December 31
2015	$3,594,370
2016	3,236,524
2017	1,546,943